Registration No. 2-57116

File No. 811-2668

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 69	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 57

OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)               (Zip Code)

(303) 768-3200

Registrant’s Telephone Number, including Area Code:

Arthur S. Gabinet Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	on _______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the December 14, 2015.

OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	December 14, 2015
Brian F. Wruble	Board of Trustees

Arthur P. Steinmetz*	Trustee, President and	December 14, 2015
Arthur P. Steinmetz	Principal Executive Officer

Brian W. Wixted*	Treasurer, Principal	December 14, 2015
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	December 14, 2015
David K. Downes

Matthew P. Fink*	Trustee	December 14, 2015
Matthew P. Fink

Edmund P. Giambastiani, Jr.*	Trustee	December 14, 2015
Edmund P. Giambastiani, Jr.

William F. Glavin, Jr.*	Trustee	December 14, 2015
William F. Glavin, Jr.

Elizabeth Krentzman*	Trustee	December 14, 2015
Elizabeth Krentzman

Mary F. Miller*	Trustee	December 14, 2015
Mary F. Miller

Joel W. Motley*	Trustee	December 14, 2015
Joel W. Motley

Joanne Pace*	Trustee	December 14, 2015
Joanne Pace

Daniel Vandivort*	Trustee	December 14, 2015
Daniel Vandivort

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document